Impairment charges	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment charges
24.	Impairment charges

Impairment charges consist of the following for the years ended December 31:

	2015	2014
Accounts receivable (Note 6)	36,403	(2,979)
Note receivables	—	288
Prepaid expenses and other current assets (Note 9)	7,000	648
Other receivable, related parties (Note 30)	1,925	—
Project assets (Note 2(k))	10,853	—

Total	56,181	(2,043)